Financial Risk Management - Credit Risk (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	R 22,200	R 23,100
Restricted investments	7,320	6,731
Restricted Investments Collective investment scheme combined (unit trust)
Disclosure of detailed information about financial instruments [line items]
Restricted investments	97	84
Equity investments
Disclosure of detailed information about financial instruments [line items]
Restricted investments	449	384
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	8,624	13,101
Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	7,164	6,593
Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2,391	568
AA Plus | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	3,341	8,558
AA Plus | Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	7,109	6,542
AA Plus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	601	239
A Plus | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	434	0
A Plus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	0	172
AA | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	6	0
AA | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,032	66
AA Minus | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	4,843	4,543
AA Minus | Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	55	51
AA Minus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	R 758	R 91